DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Aspire Biopharma Holdings, Inc. (the “Company” or “Aspire”) was incorporated as PowerUp Acquisition Corp., a Cayman Islands exempted company, on February 9, 2021. On February 17, 2025, the Company completed the Reverse Acquisition described below and changed its name to Aspire Biopharma Holdings, Inc. Aspire is an early-stage biopharmaceutical company which engages in the business of developing and marketing disruptive technology for novel sublingual delivery mechanisms initially for known drugs and supplements, such as aspirin and caffeine products.

On August 26, 2024, the Company (known as PowerUp Acquisition Corp. at that time) entered into an Agreement and Plan of Merger (as amended, the “Aspire Merger Agreement”) with PowerUp Merger Sub II, Inc., a Delaware corporation and wholly owned subsidiary of the Company (“Merger Sub”), SRIRAMA Associates, LLC, a Delaware limited liability company (the “Sponsor”), Stephen Quesenberry, in the capacity as the seller representative, and Aspire Biopharma, Inc., a Puerto Rico corporation (“Aspire Biopharma, Inc.”).

On February 17, 2025 (the “Closing Date”), the Company consummated the reverse acquisition transaction (the “Reverse Acquisition”) pursuant to the terms of the Aspire Merger Agreement In connection with the consummation of the Reverse Acquisition, the Company changed its name from PowerUp Acquisition Corp. to “Aspire Biopharma Holdings, Inc.” (See Note 4 - Recapitalization)

On May 5, 2025, the Company formed a wholly owned subsidiary, Buzz Bomb Caffeine Co. LC.

Aspire Biopharma Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

Aspire Biopharma Inc. (the “Company”) was incorporated in Puerto Rico on September 28, 2021. The Company’s address is 194 Candelaro Drive, Suite 223, Humacao, PR, 00791 and our website is www.aspirebiolabs.com.